UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2016	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Common Stock (50.1%)
United States (50.1%)
Aerospace & Defense (1.7%)
Huntington Ingalls Industries	100	$13
Moog, CI A*	200	9
Northrop Grumman	100	19
Triumph Group	200	5

		46

Agricultural Products (0.4%)
Ingredion	100	10

Air Freight & Logistics (0.5%)
FedEx	100	13

Aircraft (1.4%)
Delta Air Lines	400	18
JetBlue Airways*	900	19

		37

Apparel Retail (0.4%)
Gap	400	10

Asset Management & Custody Banks (0.3%)
Ameriprise Financial	100	9

Automotive (2.0%)
Ford Motor	1,300	16
General Motors	400	12
Goodyear Tire & Rubber	600	17
Lear	100	10

		55

Automotive Retail (0.4%)
Group 1 Automotive	200	11

Banks (2.8%)
CIT Group	300	9
International Bancshares	600	14
JPMorgan Chase	200	12
PNC Financial Services Group	150	13
Regions Financial	2,100	17
Wells Fargo	200	10

		75

Biotechnology (2.2%)
Amgen	120	18
Baxalta	240	10
Enanta Pharmaceuticals*	100	2
Gilead Sciences	200	17
United Therapeutics*	100	12

		59

Broadcasting, Newspapers & Advertising (0.4%)
TEGNA	400	10

	Shares	Value (000)
Chemicals (1.0%)
Celanese, CI A	200	$13
Eastman Chemical	200	12
Huntsman	400	3

		28

Computers & Services (2.6%)
EMC	500	12
Hewlett Packard Enterprise	600	8
HP	600	6
NetApp	400	9
Oracle	300	11
Symantec	800	16
Western Digital	160	8

		70

Construction & Engineering (0.3%)
Fluor	200	9

Electrical Services (2.5%)
American Electric Power	500	30
FirstEnergy	500	17
Public Service Enterprise Group	500	21

		68

Fertilizers & Agricultural Chemicals (0.3%)
CF Industries Holdings	250	7

Financial Services (2.2%)
Capital One Financial	230	15
Citigroup	500	21
Discover Financial Services	500	23

		59

Food, Beverage & Tobacco (0.3%)
Supervalu*	1,500	7

General Merchandise Stores (0.5%)
Target	200	14

Health Care Facilities (0.8%)
HCA Holdings*	300	21

Health Care Services (0.7%)
Quest Diagnostics	300	20

Household Products, Furniture & Fixtures (0.3%)
Whirlpool	70	9

Insurance (3.9%)
Aflac	160	10
Allstate	200	12
American Financial Group	200	14
Anthem	140	18
Hartford Financial Services Group	400	16
Lincoln National	300	12
Prudential Financial	160	11
Travelers	100	11

		104

Schedule of Investments January 31, 2016	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
IT Consulting & Other Services (1.1%)
International Business Machines	140	$18
Teradata*	500	12

		30

Machinery (2.6%)
Caterpillar	100	6
Cummins	130	12
Deere	160	12
Johnson Controls	600	22
Meritor*	900	6
Trinity Industries	500	11

		69

Motorcycle Manufacturers (0.3%)
Harley-Davidson	200	8

Multimedia (0.5%)
Viacom, CI B	300	14

Office Electronics (0.8%)
Xerox	2,300	22

Oil & Gas Storage & Transportation (0.4%)
DHT Holdings	1,800	10

Paper & Paper Products (0.2%)
Domtar	200	6

Paper Packaging (0.0%)
WestRock	37	1

Petroleum & Fuel Products (4.2%)
Chevron	130	11
ConocoPhillips	100	4
Exxon Mobil	200	16
Lukoil PJSC ADR	270	9
Marathon Oil	200	2
Marathon Petroleum	400	17
PBF Energy, CI A	500	17
Phillips 66	200	16
Valero Energy	300	20

		112

Pharmaceuticals (4.6%)
AbbVie	300	17
Johnson & Johnson	540	57
Merck	500	25
Pfizer	800	24

		123

Printing & Publishing (0.1%)
Gannett	150	2

Retail (1.8%)
Brinker International	200	10
Dillard’s, CI A	100	7
Kohl’s	200	10
Kroger	400	16

	Shares	Value (000)
Retail (continued)
Macy’s	160	$6

		49

Semi-Conductors/Instruments (0.9%)
Intel	800	25

Technology Distributors (0.8%)
Arrow Electronics*	200	10
Avnet	300	12

		22

Telephones & Telecommunications (3.6%)
AT&T	321	11
Brocade Communications Systems	1,100	9
Cisco Systems	800	19
Corning	700	13
QUALCOMM	300	14
Verizon Communications	600	30

		96

Thrifts & Mortgage Finance (0.3%)
Radian Group	700	7

		1,347

Total Common Stock
(Cost $1,488)		1,347

Foreign Common Stock (47.9%)
Australia (1.3%)
Asaleo Care	7,900	9
Beach Energy	6,200	2
Harvey Norman Holdings	5,000	16
McMillan Shakespeare	1,000	9

		36

Austria (0.3%)
Voestalpine	300	8

Belgium (0.6%)
Delhaize Group	150	16

Bermuda (1.1%)
Everest Re Group	100	18
Validus Holdings	300	13

		31

Brazil (0.5%)
Cia de Saneamento Basico do Estado de Sao Paulo	2,300	12
Magazine Luiza	300	1

		13

Canada (2.2%)
Air Canada, CI B*	1,200	7
Canadian Imperial Bank of Commerce	130	8
Industrial Alliance Insurance & Financial Services	400	12
Magna International	200	7

Schedule of Investments January 31, 2016	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Canada (continued)
National Bank of Canada	300	$9
Rogers Communications, CI B	300	10
Shaw Communications, CI B	400	7

		60

Cayman Islands (0.4%)
Fresh Del Monte Produce	300	12

China (2.3%)
Belle International Holdings	15,000	10
China CITIC Bank, CI H	18,000	11
China Resources Power Holdings	4,000	7
Great Wall Motor, CI H	9,000	7
Shanghai Pharmaceuticals Holding, CI H	4,000	8
Skyworth Digital Holdings	22,000	11
Truly International Holdings	30,000	7

		61

Finland (0.3%)
Neste	300	9

France (2.8%)
Alten	200	11
AXA	400	10
BNP Paribas	140	7
Electricite de France	600	8
Renault	100	8
Saft Groupe	400	10
Sanofi	140	12
Total	200	9

		75

Germany (3.7%)
Allianz	60	10
BASF	200	13
Daimler	140	10
Deutsche Bank	700	12
Leoni	300	10
Muenchener Rueckversicherungs	50	10
Siemens	200	19
Stada Arzneimittel	300	10
Volkswagen	50	7

		101

Hong Kong (1.5%)
Shenzhen International Holdings	8,500	14
SmarTone Telecommunications Holdings	6,500	10
Tongda Group Holdings	70,000	11
Universal Health International Group Holding	40,000	5

		40

Indonesia (0.9%)
Bank Negara Indonesia Persero	27,700	10
Perusahaan Perkebunan London Sumatra Indonesia	133,400	14

		24

	Shares	Value (000)
Ireland (0.8%)
Seagate Technology	400	$11
Smurfit Kappa Group	500	11

		22

Israel (1.0%)
Bank Hapoalim	1,700	8
Teva Pharmaceutical Industries	300	18

		26

Italy (0.6%)
Astaldi	900	4
Mediobanca	1,600	13

		17

Japan (9.3%)
Aozora Bank	3,000	10
Fuji Oil	700	12
Fujitec	1,300	12
Heiwado	500	10
Isuzu Motors	1,500	15
KDDI	600	15
Konoike Transport	800	10
Lintec	500	10
Nippon Telegraph & Telephone	600	25
Nitto Kogyo	500	8
Resona Holdings	3,100	14
Ricoh	1,400	14
Senshu Ikeda Holdings	2,400	10
Shindengen Electric Manufacturing	2,000	7
SKY Perfect JSAT Holdings	1,500	9
Sumitomo	700	7
Towa Pharmaceutical	300	17
Tsubakimoto Chain	3,000	21
Tsumura	400	11
Valor	600	13

		250

Mexico (0.1%)
OHL Mexico*	3,300	3

Netherlands (2.1%)
Aegon	1,300	7
Koninklijke Ahold	800	18
LyondellBasell Industries, CI A	250	20
Royal Dutch Shell, CI B	500	11

		56

New Zealand (0.2%)
SKY Network Television	1,700	5

Norway (0.9%)
DNB	1,100	13
Marine Harvest	800	11

		24

Russia (0.2%)
Sistema GDR	800	5

Schedule of Investments January 31, 2016	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Singapore (0.9%)
DBS Group Holdings	1,000	$10
Flextronics International*	1,300	14

		24

South Africa (0.6%)
Barclays Africa Group	800	7
Vodacom Group	800	8

		15

South Korea (1.4%)
Samsung Electronics	20	19
SK Telecom	100	18

		37

Spain (0.2%)
Mapfre	2,600	6

Sweden (0.7%)
Nordea Bank	900	9
TeliaSonera	2,000	9

		18

Switzerland (2.6%)
Credit Suisse Group	900	16
Gategroup Holding	300	11
Swiss Life Holding	40	10
Swiss Re	200	19
Zurich Insurance Group	60	13

		69

Taiwan (1.1%)
AU Optronics	20,000	5
Micro-Star International	8,000	10
Pegatron	6,000	14

		29

Thailand (0.4%)
Krung Thai Bank	21,700	11

Turkey (0.6%)
Eregli Demir ve Celik Fabrikalari	6,500	7
TAV Havalimanlari Holding	1,600	9

		16

United Kingdom (6.3%)
3i Group	1,700	11
Acacia Mining	2,800	8
Anglo American	400	2
AstraZeneca	130	8
BAE Systems	3,100	23
Bellway	400	16
BP	1,800	10
Centrica	2,800	8
Ensco, Cl A	300	3
Imperial Tobacco Group	200	11
J Sainsbury	3,400	12
Lloyds Banking Group	8,000	8
Meggitt	4,000	21
Noble	800	6
Old Mutual	3,000	7

	Shares/ Face Amount (000)	Value (000)
United Kingdom (continued)
Paragon Offshore*	133	$—
Petrofac	300	3
RPS Group	3,800	10
Smiths Group	200	3
Tate & Lyle	100	1

		171

Total Foreign Common Stock
(Cost $1,564)		1,290

Preferred Stock (0.3%)
Brazil (0.3%)
Itausa - Investimentos Itau	4,510	8

Total Preferred Stock
(Cost $16)		8

Repurchase Agreement (1.0%)
Morgan Stanley 0.250%, dated 01/29/16, to be repurchased on 02/01/16, repurchase price $27 (collateralized by various U.S. Treasury Notes, par values ranging from $0 to $7, 0.625% — 2.250%, 03/31/2016 to 11/15/2025; with a total market value of $28)	$27	27

Total Repurchase Agreement
(Cost $27)		27

Total Investments — 99.3%
(Cost $3,095)†		$2,672

Percentages are based on Net Assets of $2,691 (000).

ADR — American Depositary Receipt

CI — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

*	Non-income producing security.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $3,095 (000), and the unrealized appreciation and depreciation were $127 (000) and ($550) (000) respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

Schedule of Investments January 31, 2016	(Unaudited)

The following is a list of the level of inputs used as of January 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
United States	1,347	—	—	1,347
Total Common Stock	1,347	—	—	1,347
Foreign Common Stock
Australia	9	27	—	36
Austria	—	8	—	8
Belgium	—	16	—	16
Bermuda	31	—	—	31
Brazil	13	—	—	13
Canada	60	—	—	60
Cayman Islands	12	—	—	12
China	—	61	—	61
Finland	—	9	—	9
France	—	75	—	75
Germany	—	101	—	101
Hong Kong	—	40	—	40
Indonesia	—	24	—	24
Ireland	22	—	—	22
Israel	—	26	—	26
Italy	—	17	—	17
Japan	—	250	—	250
Mexico	3	—	—	3
Netherlands	19	37	—	56
New Zealand	—	5	—	5
Norway	—	24	—	24
Russia	—	5	—	5
Singapore	14	10	—	24
South Africa	—	15	—	15
South Korea	—	37	—	37
Spain	—	6	—	6
Sweden	—	18	—	18
Switzerland	—	69	—	69
Taiwan	—	29	—	29
Thailand	—	11	—	11
Turkey	—	16	—	16
United Kingdom	10	161	—	171
Total Foreign Common Stock	193	1,097	—	1,290
Preferred Stock	8	—	—	8
Repurchase Agreement	—	27	—	27
Total Investments in Securities	$1,548	$1,124	$—	$2,672

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the period ended January 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent prospectus or statement of additional information.

LSV-QH-006-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016